Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	4,697,140	4,723,496	3,916,667
Common stock, shares outstanding	4,697,140	4,723,496	3,916,667
Common shares subject to possible redemption	9,036,193	9,009,837	0